SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [Abstract]
Disclosure of Share-based Payment Expense

	US Dollars
Figures in millions	2020	2019	2018
Equity-settled share incentive schemes
Bonus Share Plan (BSP)	1	6	20
Deferred Share Plan (DSP)	14	13	—
Other	1	2	2
	16	21	22
Cash-settled share incentive scheme
Cash-settled Long Term Incentive Plan (CSLTIP)	—	21	13
Total share-based payment expense (note 10)	16	42	35

Disclosure of Fair Value and Terms of Equity Schemes

Award date (unvested awards and awards vested during the year)	2020	2019	2018
Calculated fair value			R	119.14
Vesting date 50%			22 Feb 2019
Vesting date 50%			22 Feb 2020
Expiry date			22 Feb 2028

Award date (unvested awards and awards vested during the year)	2020		2019		2018
Calculated fair value	R	325.97	R	204.42

DSP 2 year
Vesting date 50%	25 Feb 2021		21 Feb 2020
Vesting date 50%	25 Feb 2022		21 Feb 2021

DSP 3 year
Vesting date 33%	25 Feb 2021		21 Feb 2020
Vesting date 33%	25 Feb 2022		21 Feb 2021
Vesting date 34%	25 Feb 2023		21 Feb 2022

DSP 5 year
Vesting date 20%	25 Feb 2021		21 Feb 2020
Vesting date 20%	25 Feb 2022		21 Feb 2021
Vesting date 20%	25 Feb 2023		21 Feb 2022
Vesting date 20%	25 Feb 2024		21 Feb 2023
Vesting date 20%	25 Feb 2025		21 Feb 2024

Expiry date	25 Feb 2030		21 Feb 2029

Award date (unvested awards and awards vested during the year)	2015
Calculated fair value	R	129.94
Vesting date	3 Mar 2018
Expiry date	3 Mar 2025

Award date (unvested awards and awards vested during the year)
	2017	2016
Vesting date	1 March 2020	1 March 2019

Disclosure of Activity of Equity Schemes

	Number of shares
	2020	2019	2018
Awards outstanding at beginning of year	2,141,415	4,557,919	4,479,679
Awards granted during the year	—	—	2,492,584
Awards lapsed during the year	—	(109,065)	(359,343)
Awards exercised during the year	(1,135,438)	(2,307,439)	(2,055,001)
Awards outstanding at end of year	1,005,977	2,141,415	4,557,919
Awards exercisable at end of year	1,005,977	1,207,936	1,588,512

	Number of shares
	2020	2019	2018
Awards outstanding at beginning of year	1,599,360
Awards granted during the year	1,176,532	1,669,191
Awards lapsed during the year	(155,575)	(55,208)
Awards exercised during the year	(330,555)	(14,623)
Awards outstanding at end of year	2,289,762	1,599,360
Awards exercisable at end of year	183,439	—

	Number of shares
	2020	2019	2018
Awards outstanding at beginning of year	229,639	447,842	2,466,357
Awards lapsed during the year	—	—	(1,186,330)
Awards exercised during the year	(118,077)	(218,203)	(832,185)
Awards outstanding at end of year	111,562	229,639	447,842
Awards exercisable at end of year	111,562	229,639	447,842

	Number of shares
	2020	2019	2018
Awards outstanding at beginning of year	23,927	112,578	95,378
Awards granted during the year	—	—	80,809
Awards lapsed during the year	—	(16,500)	(11,633)
Awards matched during the year	(23,927)	(72,151)	(51,976)
Awards outstanding at end of year	—	23,927	112,578

	Number of units
	2020	2019	2018
Share units outstanding at beginning of year	1,480,562	3,815,761	4,469,618
Share units granted during the year	—	—	—
Share units lapsed during the year	(82,063)	(1,305,761)	(611,265)
Share units exercised during the year	(1,398,499)	(1,029,438)	(42,592)
Share units outstanding at end of year	—	1,480,562	3,815,761